Note 4 - Discontinued Operations (Details Textual)		3 Months Ended
	Mar. 09, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Shared Wireless Business [Member]
Asset Purchase Agreement, Term	3 years
Asset Purchase Agreement, Number of One Year Renewals	2
Asset Purchase Agreement, Renewal Term	1 year
Asset Purchase Agreement, Cancellation Notice	60 days
Disposal Group, Including Discontinued Operation, Assets	$ 2,660,041
Disposal Group, Including Discontinued Operation, Consideration	$ 3,837,783
Asset Impairment and Other Charges		$ 1,585,319
Estimated Costs to Settle Lease Obligations		453,403	$ 3,284,466
Impairment of Long-Lived Assets Held-for-use		528,364	1,618,540
Write off of Security Deposits		110,500	45,114
Accelerated Expensing of Deferred Acquistion Costs		493,052	$ 410,991
Reduction in Accrual for Terminated Lease Obligations		$ 1,244,284
Disposal Group, Including Discontinued Operation, Assets				$ 1,177,742
Disposal Group, Including Discontinued Operation, Consideration				$ 3,837,783